EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) from continuing operations	¥ (261,867)	$ (37,717)	¥ (78,304)	¥ 94,942
Net income from discontinued operations				29,767
Net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share—basic and diluted	¥ (261,867)	$ (37,717)	¥ (78,304)	¥ 124,709
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	130,631,867	130,631,867	134,546,772	134,836,300
Weighted average number of ordinary shares outstanding used in calculating diluted income per share	130,631,867	130,631,867	134,546,772	135,180,642
Earnings (loss) per share - basic
From continuing operations | (per share)	¥ (2.00)	$ (0.29)	¥ (0.58)	¥ 0.7
From discontinued operations | (per share)				0.22
Income (loss) per share - basic | (per share)	(2.00)	(0.29)	(0.58)	0.92
Earnings (loss) per share - diluted
From continuing operations | (per share)	(2.00)	(0.29)	(0.58)	0.7
From discontinued operations | (per share)				0.22
Income (loss) per share - diluted | (per share)	¥ (2.00)	$ (0.29)	¥ (0.58)	¥ 0.92